Share Capital and Reserves (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Share Capital and Reserves [Line Items]
Schedule of Assumptions Used in the Black-Scholes Model

The weighted average assumptions used in the Black-Scholes option pricing model in valuing stock options granted during the three and nine months ended March 31, 2025 and 2024, are summarized in the table below.

	2025	2024
Exercise price	$4.14	$0.37
Risk-free interest rate	4.21%	3.95-4.30%
Volatility	125%	116-203%
Expected life (years)	3.4	3.5-3.6
Dividend yield	$0%	$0%

The assumptions used in the Black-Scholes model during the years ended June 30, 2024 and 2023, are set forth in the table immediately below:

June 30, 2024
Exercise price	$7.40
Risk-free interest rate	3.95 - 4.30%
Volatility	116 - 203%
Expected life (years)	3.5 - 3.6
Dividend yield	$0%

June 30, 2023
Exercise price	$35.60 – 195.00
Risk-free interest rate	3.37 - 3.77%
Volatility	92 - 125%
Expected life (years)	3.1 - 5
Dividend yield	$0%

Schedule of Warrant Activity

A summary of the Company’s warrant activity and related information for the periods covered were as follows:

	Number of Shares Under Warrants	Weighted Average Exercise Price
Balance as at June 30, 2024	544,280	$20.4
Warrants Granted	-	-
Exercised	(34,700)	-
Expire/Cancelled	-	-
Warrants Outstanding as at March 31, 2025	509,580	$30.18

Warrants Exercisable as at March 31, 2025	509,580	$30.18

A summary of the Company’s warrant activity and related information for the periods covered were as follows:

	Number of Shares Under Warrants	Weighted Average Exercise Price
Balance as at July 1, 2022	25,233	$638.40
Granted	240,914	93.80
Expired / Cancelled Exercised	(90,346)	215.00
Exercised	-	-
Balance as at June 30, 2023	175,801	$107.40
Warrants Granted	648,904	12.80
Exercised	(279,538)	9.80
Expire/Cancelled	(888)	370.00
Warrants Outstanding at June 30, 2024	544,280	$21.20

Warrants Exercisable at June 30, 2024	544,280	$21.20

Warrant [Member]
Share Capital and Reserves [Line Items]
Schedule of Assumptions Used in the Black-Scholes Model

The assumptions used in the Black-Scholes model to value the new warrants issued during the years ended June 30, 2024 and 2023, are set forth in the table immediately below.

June 30, 2024
Exercise price	$16.60 - $20.80
Risk-free interest rate	4.82%
Volatility	109 – 111%
Expected life (years)	5.0 – 5.5
Dividend yield	$0%

June 30, 2023
Exercise price	$60.80 - $168.80
Risk-free interest rate	2.92 – 3.12%
Volatility	114 - 117%
Expected life (years)	7 Years
Dividend yield	$0%
2024
Exercise price	$16.60 – 60.80
Risk-free interest rate	0.56 – 4.82%
Volatility	109 – 614%
Expected life (years)	0 – 6.8
Dividend yield	$0%